Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended								3 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013 Bluegrass Pipeline Company Llc [Member]	May 22, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Bluegrass Pipeline Company Llc [Member]	Mar. 31, 2014 Subsequent Event [Member] 4.3% Senior Unsecured Notes Due 2024 [Member]	Mar. 31, 2014 Subsequent Event [Member] 5.4% Senior Unsecured Notes Due 2044 [Member]
Subsequent Event [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage							50.00%		50.00%
Debt Instrument, Face Amount										$ 1,000	$ 500
Debt Instrument, Interest Rate, Stated Percentage										4.30%	5.40%
Commercial paper	225		0					370
Income (Loss) from Equity Method Investments	$ (134)	[1]	$ (111)	[1]	$ (155)	[1]			$ 70

[1]	Items also included in Segment profit (loss). (See Note 18 – Segment Disclosures.)